Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Financial assets pledged as liabilities	$ 5,706.0	$ 5,481.0
Assets pledged for short sale and derivative obligations, at cost	272.5	322.9
Recoverables on paid losses	453.8	290.9
Short sale and derivative obligations, holding company	126.2	234.3
Holding Company
Statement [Line Items]
Financial assets pledged as liabilities	77.8	94.4
Short sale and derivative obligations, holding company	11.5	42.2
Portfolio Investments
Statement [Line Items]
Bonds, at cost	8,764.6	8,699.1
Preferred stocks, at cost	338.5	111.2
Common stocks, at cost	4,877.5	4,824.0
Fair value of investments in associates	2,824.3	2,955.4
Derivatives and other invested assets, at cost	585.7	546.2
Assets pledged for short sale and derivative obligations, at cost	$ 197.5	$ 223.9